Note 16 - Leases: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Finance Lease Liabilities
Schedule of Cash Flow, Supplemental Disclosures

	For the Years Ended December 31,
	2025	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$133,191	$122,234	$-
Right-of-use assets obtained in exchange for finance lease liabilities	-	235,556	-

Operating Lease Liabilities
Schedule of Cash Flow, Supplemental Disclosures

	For the Years Ended December 31,
	2025	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$335,756	$280,013	$174,411
Right-of-use assets obtained in exchange for operating lease liabilities	43,311	993,783	377,039